Cover	Mar. 29, 2023
Cover [Abstract]
Entity Registrant Name	KENILWORTH SYSTEMS CORPORATION
Entity Central Index Key	0000055234
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 29, 2023
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	84-1641415
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	0-08962
Entity Address Address Line 1	721 Beach Street
Entity Address City Or Town	Daytona Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32114
City Area Code	312
Local Phone Number	372-6900